ACCOUNTS RECEIVABLE - Trade accounts receivable - aging (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Trade accounts receivable - aging	$ 2,247	$ 1,980
Allowance for doubtful accounts	(78)	(76)
Current [member]
Disclosure of provision matrix [line items]
Trade accounts receivable - aging	1,762	1,597
Allowance for doubtful accounts	(4)	(10)
30 days or less [member]
Disclosure of provision matrix [line items]
Trade accounts receivable - aging	210	152
Allowance for doubtful accounts	0	(3)
31-60 days [member]
Disclosure of provision matrix [line items]
Trade accounts receivable - aging	78	43
Allowance for doubtful accounts	0	(2)
61-90 days [member]
Disclosure of provision matrix [line items]
Trade accounts receivable - aging	32	21
Allowance for doubtful accounts	(1)	(2)
Later than three months [member]
Disclosure of provision matrix [line items]
Trade accounts receivable - aging	165	167
Allowance for doubtful accounts	$ (73)	$ (59)